Stock Option and Incentive Plan - Stock Options Outstanding (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Sep. 30, 2013
Exercise Price Range One [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price, Lower Range	$ 0.38
Exercise Price, Upper Range	$ 26.34
Number of options outstanding	660
Weighted Average Remaining Contractual Life (in Years)	4 years 11 days
Weighted Average Exercise Price, Outstanding	$ 19.21
Number of Options, Exercisable	654
Weighted Average Exercise Price, Exercisable	$ 19.15
Exercise Price Range Two [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price, Lower Range	$ 26.38
Exercise Price, Upper Range	$ 26.88
Number of options outstanding	1,587
Weighted Average Remaining Contractual Life (in Years)	6 years 4 months 21 days
Weighted Average Exercise Price, Outstanding	$ 26.56
Number of Options, Exercisable	666
Weighted Average Exercise Price, Exercisable	$ 26.53
Exercise Price Range Three [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price, Lower Range	$ 27.12
Exercise Price, Upper Range	$ 28.66
Number of options outstanding	2,378
Weighted Average Remaining Contractual Life (in Years)	7 years 1 month 24 days
Weighted Average Exercise Price, Outstanding	$ 28.48
Number of Options, Exercisable	915
Weighted Average Exercise Price, Exercisable	$ 28.35
Exercise Price Range Four [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price, Lower Range	$ 28.70
Exercise Price, Upper Range	$ 29.44
Number of options outstanding	2,700
Weighted Average Remaining Contractual Life (in Years)	7 years 9 months 22 days
Weighted Average Exercise Price, Outstanding	$ 29.29
Number of Options, Exercisable	775
Weighted Average Exercise Price, Exercisable	$ 29.23
Exercise Price Range Five [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price, Lower Range	$ 29.72
Exercise Price, Upper Range	$ 34.96
Number of options outstanding	2,365
Weighted Average Remaining Contractual Life (in Years)	5 years 9 months 4 days
Weighted Average Exercise Price, Outstanding	$ 33.25
Number of Options, Exercisable	1,430
Weighted Average Exercise Price, Exercisable	$ 33.48
Exercise Price Range Six [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price, Lower Range	$ 35.45
Exercise Price, Upper Range	$ 35.69
Number of options outstanding	1,774
Weighted Average Remaining Contractual Life (in Years)	8 years 5 months 1 day
Weighted Average Exercise Price, Outstanding	$ 35.65
Number of Options, Exercisable	310
Weighted Average Exercise Price, Exercisable	$ 35.45
Exercise Price Range Seven [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price, Lower Range	$ 35.70
Exercise Price, Upper Range	$ 39.60
Number of options outstanding	674
Weighted Average Remaining Contractual Life (in Years)	6 years 10 months 28 days
Weighted Average Exercise Price, Outstanding	$ 37.44
Number of Options, Exercisable	295
Weighted Average Exercise Price, Exercisable	$ 38.35